Stockholders' Equity Note: Stock option activity (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Details
Options outstanding	960,761	607,791	298,500
Weighted Average Exercise Price, options outstanding	$ 1.58	$ 1.63	$ 1.00
Aggregate Intrinsic Value, options outstanding	$ 1,520,695	$ 1,018,089
Options exercisable	654,095
Weighted Average Exercise Price, options exercisable	$ 1.52
Aggregate Intrinsic Value, options exercisable	$ 996,496